UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2001
                                               -------------

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      YEAGER, WOOD & MARSHALL, INC.
           -----------------------------
Address:   630 FIFTH AVENUE, STE 2900
           -----------------------------
           NEW YORK, N.Y.  10111
           -----------------------------


Form 13F File Number:   28-113
                        ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      GORDON M. MARCHAND
           ------------------
Title:     VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
           ------------------------------------------------
Phone:     212-765-5350
           ------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND              NEW YORK, NY               AUGUST 6, 2001
----------------------          --------------------           --------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 ----------------

Form 13F Information Table Entry Total:                  20
                                                 -----------------

Form 13F Information Table Value Total:            $ 337,164,648
                                                 -----------------
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113
                                  DATE:06/30/01


   ITEM 1:                ITEM 2:      ITEM 3:      ITEM 4:    ITEM 5:             ITEM 6:           ITEM 7:           ITEM 8:
NAME OF ISSUER        TITLE OF CLASS    CUSIP    FAIR MARKET  SHARES OR   INVESTMENT  DISCRETION    MANAGER      VOTING AUTHORITY
                                        NUMBER      VALUE     PRINC.AMT.  SOLE  SHARED  OTHER                 SOLE   SHARED   NONE

ABBOTT LABORATORIES   COMMON STOCK   002824100     12,267       255,572    X                                   96400         159172
AUTOMATIC DATA        COMMON STOCK   053015103     15,070       303,212    X                                  100200         203012
 PROCESSING, INC.
AMERICAN INT'L GROUP  COMMON STOCK   026874107     23,520       276,671    X                                   80065         196606
AMERICAN EXPRESS      COMMON STOCK   025816109      6,552       168,860    X                                   70800          98060
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103     16,074       272,484    X                                   81400         191084
GILLETTE COMPANY      COMMON STOCK   375766102     11,644       401,653    X                                  141424         260229
HOME DEPOT INC.       COMMON STOCK   437076102     23,454       503,855    X                                  142150         361705
JOHNSON & JOHNSON     COMMON STOCK   478160104     18,813       376,264    X                                  143100         233164
COCA COLA COMPANY     COMMON STOCK   191216100     14,623       324,966    X                                  115500         209466
MARRIOTT INTERNAT'L   COMMON STOCK   571903202     20,962       442,805    X                                  183800         259005
MCDONALD'S CORP       COMMON STOCK   580135101     15,254       563,696    X                                  187800         375896
MERCK & CO. INC.      COMMON STOCK   589331107     12,826       200,695    X                                   93900         106795
MICROSOFT CORP        COMMON STOCK   594918104      4,190        57,400    X                                                  57400
PFIZER, INC.          COMMON STOCK   717081103     18,786       469,075    X                                  190800         278275
STARBUCKS CORP.       COMMON STOCK   855244109     26,901     1,169,600    X                                  398720         770880
STAPLES INC.          COMMON STOCK   855030102     14,802       925,720    X                                  415725         509995
STATE STREET CORP.    COMMON STOCK   857477103     23,152       467,810    X                                  145500         322310
TIFFANY & COMPANY     COMMON STOCK   886547108     22,226       613,640    X                                  190170         423470
WAL-MART STORES       COMMON STOCK   931142103     24,247       496,861    X                                  146313         350548
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105     11,800       251,872    X                                  118200         133672

GRAND TOTAL:                                  337,164,648
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